Document and Entity Information	Jan. 26, 2025
Prospectus:
Entity Central Index Key	0001633061
Document Type	497
Entity Registrant Name	Amplify ETF Trust
Document Period End Date	Jan. 27, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2025
Document Effective Date	Jan. 27, 2025
Prospectus Date	Jan. 26, 2025